Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
21.	CASH AND CASH EQUIVALENTS
	Cash at bank and on hand	399.7	479.0

	Total cash and cash equivalents	399.7	479.0